Segment analysis (Tables)	6 Months Ended
Jun. 30, 2025
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	5	2	—	(10)
Income tax charge/(credit)	10	2	6	(7)
Net finance expense	67	51	117	86
Depreciation and amortization	114	113	225	222
Exceptional operating items	14	10	17	21
Adjusted EBITDA	210	178	365	312

Schedule of segment results

Segment results for the three months ended June 30, 2025 and 2024 are:

	Revenue		Adjusted EBITDA
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Europe	615	566	77	79
Americas	840	693	133	99
Group	1,455	1,259	210	178

Segment results for the six months ended June 30, 2025 and 2024 are:

	Revenue		Adjusted EBITDA
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Europe	1,143	1,047	126	122
Americas	1,580	1,353	239	190
Group	2,723	2,400	365	312

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	605	1	9	615
Americas	—	717	123	840
Group	605	718	132	1,455

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	562	—	4	566
Americas	—	594	99	693
Group	562	594	103	1,259

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,125	3	15	1,143
Americas	—	1,333	247	1,580
Group	1,125	1,336	262	2,723

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,036	1	10	1,047
Americas	—	1,147	206	1,353
Group	1,036	1,148	216	2,400

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Over time	1,162	994	2,191	1,910
Point in time	293	265	532	490
Group	1,455	1,259	2,723	2,400